August 15, 2008

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Sun Life (N.Y.) Variable Account C ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor")
Post-Effective Amendment No. 15 to the Registration Statement
on Form N-4 ("Registration Statement")
File Nos. 811-04440 and 333-99907

Commissioners:

        Conveyed herewith for filing pursuant to the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940 is Post-Effective Amendment No. 15 (the “Amendment”) to the above-captioned Registration Statement.  Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission on July 2, 2008, for the purpose of increasing the interest rate credited for each Purchase Payment made on the variable annuity contracts (the “Contracts”) issued pursuant to the Registration Statement.

        On August 7, 2008, the Staff provided the Registrant with oral comments on the filing.  Those comments are listed below.  Following each comment is our response to that comment.

1.	Option B: 6% Interest Option

Staff Comment:  Please provide disclosure describing the following:  (1) the rate of interest credited on Purchase Payments made under Option B between July 24, 2006 and August 24, 2008, and (2) the rate of interest credited on Purchase Payments made under Option B prior to July 24, 2008.

Response: The following disclosure has been included under this sub-heading:

Purchase Payments made under Option B between July 24, 2006, and August 24, 2008, were credited with interest at the rate of 5% of the Purchase Payment. Prior to July 24, 2006, Purchase Payments made under this option were credited with interest pursuant to the Purchase Payment Interest schedule in effect for Option B at the time the Contract was purchased, including any year-end credit.

2.	Appendix A: PURCHASE PAYMENT INTEREST

Staff Comment:  Because the rate of interest can vary depending upon when the Purchase Payment was made, please provide a cross-reference to where the reader can find more information about purchase payment interest.

Response: The definition of Purchase Payment Interest has been revised to read as follows:

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract for each Purchase Payment made.  The rate of interest varies between 2% and 6% of the Purchase Payment based upon the interest rate option chosen at the time of application, as described under “Purchase Payment Interest” in this Prospectus.

3.	Appendix D –CALCULATION OF PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Staff Comment: Please either change “Account Year” to “Contract Year” or provide a definition of “Account Year.”

Response: Registrant change “Account Year” to “Contract Year.”

4.	Statement of Additional Information, p.5

Staff Comment: Please provide the address for the independent registered public accounting firm.

Response: The address for Deloitte & Touche has been added to the disclosure in the Statement of Additional Information.

5.	Part C, Items 24(a) and 24(b)(10)

Staff Comment:  Please explain why the financial statements of the Depositor, the financial statements of the Registrant, and the consent of the independent registered public accounting firm have not been included in the filing.

Response:  Registrant chose to include the financial statement of the Depositor and the Registrant and the consent of Deloitte & Touche after receiving Staff comments on the filing.  All financial statements and consents have been added.

6.	Part C, Item 24(b)(9)

Staff Comment: Please explain why the opinion of counsel is incorporated by reference from a different registration statement?

Response: The reference to a different registration statement was a clerical error that has been corrected:

7.	Part C, Item 24(b)(11)

Staff Comment: Please explain why financial statement schedules are not provided?

Response: Registrant is no longer a reporting company and, therefore, does not file a Form 10-K Annual Report. All required financial statements are included in response to Item 24(a).

Representations

Registrant represents that

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above;

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company form its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Acceleration Request

        Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to August 25, 2008.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.
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Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Thomas C. Lauerman, Esquire
Rebecca Marquigny, Esquire